Fair Value Measurements - Schedule of Financial Assets and Liabilities that are Measured at Fair Value (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Finance receivables at fair value	$ 296,381,000
Financial liabilities
Warrant units	(4,629,000)	$ (1,309,335)	$ (112,521)
Fair Value, Inputs, Level 1 [Member]
Financial assets
Finance receivables at fair value	0
Financial liabilities
Warrant units
Fair Value, Inputs, Level 2 [Member]
Financial assets
Finance receivables at fair value
Financial liabilities
Warrant units
Fair Value, Inputs, Level 3 [Member]
Financial assets
Finance receivables at fair value	296,381,000
Financial liabilities
Warrant units	$ (4,629,000)	$ (1,309,335)	$ (112,521)